Stock-Based Compensation (Summary of Stock-Based Compensation Plan) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥) ¥ / shares shares
Number of shares
Outstanding at beginning of fiscal year | shares	4,245,000
Exercised during fiscal year | shares	2,968,000
Outstanding at end of fiscal year | shares	1,277,000
Exercisable at end of fiscal year | shares	0
Weighted-average exercise price
Outstanding at beginning of fiscal year | ¥ / shares	¥ 1
Exercised during fiscal year | ¥ / shares	1
Outstanding at end of fiscal year | ¥ / shares	1
Exercisable at end of fiscal year | ¥ / shares	¥ 0
Weighted-average remaining contractual term
Outstanding at end of fiscal year	13 years 10 months 28 days
Aggregate intrinsic value
Outstanding at end of fiscal year | ¥	¥ 157